Fair value of financial instruments - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs			€ 0
Increase in fair value assets due to changes in inputs			0
Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	€ (2,420)	€ (4,090)	(4,090)
Increase in fair value assets due to changes in inputs	660	1,650	1,650
Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(90)	(110)	(110)
Increase in fair value assets due to changes in inputs	70	70	70
Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(330)	(30)	(30)
Increase in fair value assets due to changes in inputs	220	20	20
Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs			(210)
Increase in fair value assets due to changes in inputs			€ 100
Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(1,380)	(4,770)
Increase in fair value assets due to changes in inputs	€ 1,400	€ 4,240
Minimum | Credit spread | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.00084	0.0034
Minimum | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10	0.10	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10	0.10	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.10
Minimum | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.10
Minimum | Inflation Swap Rate | Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.01	0.01
Maximum | Credit spread | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.00192	0.0068
Maximum | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90	0.90	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90	0.90	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.90
Maximum | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.90
Maximum | Inflation Swap Rate | Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.99	0.99
Weighted average | Credit spread | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.001070
Significant unobservable input, liabilities		0.0044
Weighted average | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.4766
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.4380	0.4220	0.4220
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.4230	0.4530	0.4530
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.3555
Weighted average | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities			0.3903
Weighted average | Inflation Swap Rate | Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.5040	0.4712
Financial assets held for trading | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (2,240)	€ (2,240)	€ (4,500)
Increase in fair value assets due to changes in inputs	€ 2,290	€ 2,290	€ 4,610
Financial assets held for trading | Corporate debt | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | Corporate debt | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10	0.10
Financial assets held for trading | Corporate debt | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0510	0.0510	0.0506
Financial assets held for trading | Other debt securities | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (1,320)	€ (1,320)
Increase in fair value assets due to changes in inputs	€ 620	€ 620
Financial assets held for trading | Other debt securities | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Other debt securities | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | Other debt securities | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.3550	0.3550
Financial assets held for trading | Government debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (9,210)	€ (9,210)	€ (8,070)
Increase in fair value assets due to changes in inputs	€ 9,240	€ 9,240	€ 8,020
Financial assets held for trading | Government debt | Minimum | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | Government debt | Maximum | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.08	0.08
Financial assets held for trading | Government debt | Weighted average | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0400	0.0400	0.0399
Financial assets held for trading | Currency swap contract | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (10)	€ (10)
Increase in fair value assets due to changes in inputs	€ 10	€ 10
Financial assets held for trading | Currency swap contract | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (900)
Increase in fair value assets due to changes in inputs			€ 1,030
Financial assets held for trading | Currency swap contract | Minimum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.0006)
Financial assets held for trading | Currency swap contract | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.463	1.58
Financial assets held for trading | Currency swap contract | Maximum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0006
Financial assets held for trading | Currency swap contract | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.483	1.65
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.000040
Financial assets held for trading | Currency swap contract | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.4730	1.6150
Financial assets held for trading | Credit default swaps | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (90)
Increase in fair value assets due to changes in inputs		€ 100
Financial assets held for trading | Credit default swaps | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (140)
Increase in fair value assets due to changes in inputs			€ 140
Financial assets held for trading | Credit default swaps | Minimum | Illiquid credit default spread curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0100
Financial assets held for trading | Credit default swaps | Minimum | Credit spread | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		1
Financial assets held for trading | Credit default swaps | Maximum | Illiquid credit default spread curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0200
Financial assets held for trading | Credit default swaps | Maximum | Credit spread | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		2.50
Financial assets held for trading | Credit default swaps | Weighted average | Illiquid credit default spread curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.014914
Financial assets held for trading | Credit default swaps | Weighted average | Credit spread | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		1.7883
Financial assets held for trading | EQ Options | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (170)	€ (480)	€ (480)
Increase in fair value assets due to changes in inputs	240	690	690
Financial assets held for trading | EQ Options | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(18,860)	(21,540)	(21,540)
Increase in fair value assets due to changes in inputs	€ 18,860	€ 21,540	€ 21,540
Financial assets held for trading | EQ Options | Minimum | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | EQ Options | Minimum | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10	0.10
Financial assets held for trading | EQ Options | Maximum | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.70	0.70	0.70
Financial assets held for trading | EQ Options | Maximum | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Financial assets held for trading | EQ Options | Weighted average | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.4050	0.4125	0.4125
Financial assets held for trading | EQ Options | Weighted average | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5000	0.5000	0.5000
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (180)	€ (210)	€ (210)
Increase in fair value assets due to changes in inputs	€ 170	€ 180	€ 180
Financial assets held for trading | Inflation Derivatives | Minimum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.02	0.02	0.02
Financial assets held for trading | Inflation Derivatives | Maximum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.08	0.08
Financial assets held for trading | Inflation Derivatives | Weighted average | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0490	0.0478	0.0478
Financial assets held for trading | IR Options | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (190)	€ (160)	€ (160)
Increase in fair value assets due to changes in inputs	190	€ 220	€ 220
Financial assets held for trading | IR Options | INF option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(630)
Increase in fair value assets due to changes in inputs	€ 630
Financial assets held for trading | IR Options | Minimum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0.000
Financial assets held for trading | IR Options | Minimum | Volatility | INF option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0
Financial assets held for trading | IR Options | Maximum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.30	0.30	0.300
Financial assets held for trading | IR Options | Maximum | Volatility | INF option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.30
Financial assets held for trading | IR Options | Weighted average | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.1480	0.1734	0.1734
Financial assets held for trading | IR Options | Weighted average | Volatility | INF option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.1490
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (2,100)	€ (1,910)	€ (1,910)
Increase in fair value assets due to changes in inputs	840	1,740	1,740
Financial assets held for trading | Interest rate swaps | Discounting Cash Flows On Inflation Swap Rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	0
Increase in fair value assets due to changes in inputs	1,410
Financial assets held for trading | Interest rate swaps | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			(30)
Increase in fair value assets due to changes in inputs			30
Financial assets held for trading | Interest rate swaps | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(11,240)	(4,090)	(4,090)
Increase in fair value assets due to changes in inputs	€ 8,230	0	0
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		(2,450)	(2,450)
Increase in fair value assets due to changes in inputs		€ 2,410	2,410
Financial assets held for trading | Interest rate swaps | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			0
Increase in fair value assets due to changes in inputs			€ 50
Financial assets held for trading | Interest rate swaps | Minimum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.00052)
Financial assets held for trading | Interest rate swaps | Minimum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.196	0.478	0.478
Financial assets held for trading | Interest rate swaps | Minimum | Inflation Swap Rate | Discounting Cash Flows On Inflation Swap Rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.010
Financial assets held for trading | Interest rate swaps | Minimum | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.01	0.010
Financial assets held for trading | Interest rate swaps | Minimum | Other Measurement Input | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Financial assets held for trading | Interest rate swaps | Minimum | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.025
Financial assets held for trading | Interest rate swaps | Maximum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.00052
Financial assets held for trading | Interest rate swaps | Maximum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.275	2.734	2.734
Financial assets held for trading | Interest rate swaps | Maximum | Inflation Swap Rate | Discounting Cash Flows On Inflation Swap Rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.990
Financial assets held for trading | Interest rate swaps | Maximum | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.99	0.990
Financial assets held for trading | Interest rate swaps | Maximum | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.090
Financial assets held for trading | Interest rate swaps | Weighted average | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.000009
Financial assets held for trading | Interest rate swaps | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5050	1.5536	1.5536
Financial assets held for trading | Interest rate swaps | Weighted average | Inflation Swap Rate | Discounting Cash Flows On Inflation Swap Rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.9900
Financial assets held for trading | Interest rate swaps | Weighted average | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.4958	0.4958
Financial assets held for trading | Interest rate swaps | Weighted average | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0892
Financial assets held for trading | Other derivatives | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (3,480)	€ (3,000)
Increase in fair value assets due to changes in inputs	€ 3,470	€ 3,080
Financial assets held for trading | Other derivatives | Minimum | Price | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0060	0.0060
Financial assets held for trading | Other derivatives | Maximum | Price | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0300	0.0300
Financial assets held for trading | Other derivatives | Weighted average | Price | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.017980	0.018150
Financial assets held for trading | Property derivatives | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (2,640)	€ (3,390)	€ (3,390)
Increase in fair value assets due to changes in inputs	€ 2,640	€ 3,390	€ 3,390
Financial assets held for trading | Property derivatives | Minimum | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	(0.05)
Financial assets held for trading | Property derivatives | Maximum | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Financial assets held for trading | Property derivatives | Weighted average | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0000
Financial assets held for trading | Cap&Floor | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ 0
Increase in fair value assets due to changes in inputs		€ 0
Financial assets held for trading | Cap&Floor | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (380)
Increase in fair value assets due to changes in inputs	€ 520
Financial assets held for trading | Cap&Floor | Minimum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.0002)
Financial assets held for trading | Cap&Floor | Minimum | Volatility | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.000650)
Financial assets held for trading | Cap&Floor | Maximum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0002
Financial assets held for trading | Cap&Floor | Maximum | Volatility | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.000650
Financial assets held for trading | Cap&Floor | Weighted average | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.000000
Financial assets held for trading | Cap&Floor | Weighted average | Volatility | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.000100
Financial assets held for trading | FX Options | Fx option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (500)	€ (650)	€ (650)
Increase in fair value assets due to changes in inputs	€ 490	€ 660	€ 660
Financial assets held for trading | FX Options | Minimum | Volatility | Fx option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | FX Options | Maximum | Volatility | Fx option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.40	0.40	0.40
Financial assets held for trading | FX Options | Weighted average | Volatility | Fx option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.1980	0.2010	0.2010
Financial assets held for trading | Repos/Reverse Repos | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (10,500)	€ (50)	€ (50)
Increase in fair value assets due to changes in inputs	10,500	0	0
Financial assets held for trading | Securitisation Swap | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	0	(630)	(630)
Increase in fair value assets due to changes in inputs	€ 0	€ 630	€ 630
Financial assets held for trading | Securitisation Swap | Minimum | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10	0.1000
Financial assets held for trading | Securitisation Swap | Maximum | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.9000
Financial assets held for trading | Securitisation Swap | Weighted average | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5000	0.5000	0.5000
Financial assets held for trading | Fx forward | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (10)	€ (60)
Increase in fair value assets due to changes in inputs	€ 20	€ 70
Financial assets held for trading | Fx forward | Minimum | Swap rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0
Financial assets held for trading | Fx forward | Maximum | Swap rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.15	0.15
Financial assets held for trading | Fx forward | Weighted average | Swap rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0810	0.0808
Financial assets held for trading | Structured Notes | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (1,530)
Increase in fair value assets due to changes in inputs			€ 1,530
Financial assets held for trading | Structured Notes | Minimum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.10)
Financial assets held for trading | Structured Notes | Maximum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.10
Financial assets held for trading | Structured Notes | Weighted average | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ 0	€ (3,630)	€ (3,630)
Increase in fair value assets due to changes in inputs	€ 0	€ 3,550	€ 3,550
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Minimum | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Maximum | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.08	0.08
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Weighted average | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0410	0.0396	0.0396
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (120)	€ (150)	€ (150)
Increase in fair value assets due to changes in inputs	€ 120	€ 150	€ 150
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.001	0.001	0.001
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.03	0.020	0.02
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0160	0.0105	0.0105
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (230)	€ (240)	€ (240)
Increase in fair value assets due to changes in inputs	€ 230	€ 240	€ 240
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Minimum | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	(0.05)
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Maximum | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Weighted average | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (110)	€ (240)	€ (240)
Increase in fair value assets due to changes in inputs	€ 110	€ 240	€ 240
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Minimum | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Maximum | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Weighted average | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (254,290)	€ (183,980)	€ (183,980)
Increase in fair value assets due to changes in inputs	€ 254,290	€ 183,980	€ 183,980
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Minimum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Maximum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.10	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Weighted average | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.0000	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (90)	€ (90)
Increase in fair value assets due to changes in inputs		€ 90	€ 90
Financial assets at fair value through other comprehensive income | Corporate debt | Minimum | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.0001)	(0.0001)
Financial assets at fair value through other comprehensive income | Corporate debt | Maximum | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0001	0.0001
Financial assets at fair value through other comprehensive income | Corporate debt | Weighted average | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0000	0.0000
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (27,160)	€ (37,560)	€ (37,560)
Increase in fair value assets due to changes in inputs	€ 27,160	€ 37,560	€ 37,560
Financial assets at fair value through other comprehensive income | Equity instruments | Minimum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Maximum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.10	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Weighted average | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.0000	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (2,330)	€ (18,610)	€ (18,610)
Increase in fair value assets due to changes in inputs	2,330	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	0	(170)	(170)
Increase in fair value assets due to changes in inputs	0	170	170
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(250)	(30,360)	(30,360)
Increase in fair value assets due to changes in inputs	250	30,360	30,360
Financial assets at fair value through other comprehensive income | Loans | Present value method
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(1,600)
Increase in fair value assets due to changes in inputs	0
Financial assets at fair value through other comprehensive income | Loans | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		(1,960)	(1,960)
Increase in fair value assets due to changes in inputs		0	0
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(2,700)	(4,910)	(4,910)
Increase in fair value assets due to changes in inputs	€ 540	€ 1,230	€ 1,230
Financial assets at fair value through other comprehensive income | Loans | Minimum | Interest rate | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.061	0.034	0.034
Financial assets at fair value through other comprehensive income | Loans | Minimum | Margin of a reference portfolio | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.03	(0.0001)	(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Present value method
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.01219
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0150	0.01500
Financial assets at fair value through other comprehensive income | Loans | Minimum | Market price | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.003)	(0.05)	(0.05)
Financial assets at fair value through other comprehensive income | Loans | Maximum | Interest rate | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.072	0.065	0.065
Financial assets at fair value through other comprehensive income | Loans | Maximum | Margin of a reference portfolio | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.07	0.0001	0.0001
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Present value method
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.01747
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0232	0.02320
Financial assets at fair value through other comprehensive income | Loans | Maximum | Market price | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.001	0.20	0.20
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Interest rate | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0660	0.0495	0.0495
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Margin of a reference portfolio | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0	0
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Present value method
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.01219
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0150	0.015000
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Market price | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.0030)	0.0001	0.0001
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ 0
Increase in fair value assets due to changes in inputs			€ 0
Financial assets at fair value through other comprehensive income | Government debt | Minimum | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets at fair value through other comprehensive income | Government debt | Maximum | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.02
Financial assets at fair value through other comprehensive income | Government debt | Weighted average | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0099
Financial assets at fair value through other comprehensive income | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ 0	€ 0
Increase in fair value assets due to changes in inputs	€ 0	€ 0
Financial assets at fair value through other comprehensive income | Mortgage Letters | Minimum | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.034	0.016
Financial assets at fair value through other comprehensive income | Mortgage Letters | Maximum | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.055	0.052
Financial assets at fair value through other comprehensive income | Mortgage Letters | Weighted average | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0450	0.0340